                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC
Address: 80 State Street
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                                Albany  NY            02/11/2011
------------------------------------   --------------------------   ------------
[Signature]                                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-11456               ___________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           70
Form 13F Information Table Value Total:       165044
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -

HUGH JOHNSON ADVISORS LLC

                                                                               MARKET                               VOTING
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE         VALUE         CLASS   DISCRETION   AUTHORITY
--------   ---------   ------------------------------   ------   -------   ---------------   ------   ----------   ---------
   50116   002824100   ABBOTT LABORATORIES              abt      $ 47.91   $  2,401,057.56   Common   Sole         Partial
   27907   464287226   ISHARES TR BARCLAYS AGGREGATE    agg      $105.75   $  2,951,165.25   ETF      Sole         Partial
   24842   037411105   APACHE CORP                      apa      $119.23   $  2,961,911.66   Common   Sole         Partial
   55791   025816109   AMERICAN EXPRESS CO              axp      $ 42.92   $  2,394,549.72   Common   Sole         Partial
   37045   067383109   BARD C R INC                     bcr      $ 91.77   $  3,399,619.65   common   Sole         Partial
   35304   354613101   FRANKLIN RESOURCES INC           ben      $111.21   $  3,926,157.84   common   Sole         Partial
     280   78464A680   SPDR SER TR LEHMAN1-3 MONTH T-   bil      $ 45.85   $     12,838.00   ETF      Sole         Partial
   25715   921937835   VANGUARD BD INDEX FD INCTOTAL    bnd      $ 80.27   $  2,064,143.05   ETF      Sole         Partial
   45600   171340102   CHURCH & DWIGHT INC              chd      $ 69.02   $  3,147,312.00   Common   Sole         Partial
   31890   464288638   ISHARES TR BARCLAYS INTER CR B   ciu      $105.18   $  3,354,190.20   ETF      Sole         Partial
   50024   194162103   COLGATE PALMOLIVE CO             cl       $ 80.37   $  4,020,428.88   Common   Sole         Partial
   84975   189754104   COACH INC                        coh      $ 55.31   $  4,699,967.25   Common   Sole         Partial
   39147   20825C104   CONOCOPHILLIPS                   cop      $ 68.10   $  2,665,910.70   Common   Sole         Partial
  177855   17275R102   CISCO SYS INC                    csco     $ 20.23   $  3,598,006.65   Common   Sole         Partial
   29498   237194105   DARDEN RESTAURANTS INC COM       dri      $ 46.44   $  1,369,887.12   Common   Sole         Partial
   73027   25459L106   DIRECTV COM CL A                 dtv      $ 39.93   $  2,915,968.11   Common   Sole         Partial
      75   464287465   ISHARES TR MSCIEAFE INDEX FD     efa      $ 58.22   $      4,366.50   ETF      Sole         Partial
   34950   29358q109   ENSCO PLC SPONSORED ADR ISIN#U   esv      $ 53.38   $  1,865,631.00   Common   Sole         Partial
   23204   369550108   GENERAL DYNAMICS CRP             gd       $ 70.96   $  1,646,555.84   Common   Sole         Partial
  180035   369604103   GENERAL ELECTRIC CO              ge       $ 18.29   $  3,292,840.15   Common   Sole         Partial
   30730   464288612   ISHARES TR BARCLAYS INTER GOVT   gvi      $107.88   $  3,315,152.40   ETF      Sole         Partial
   68142   459200101   HASBRO INC                       has      $ 47.18   $  3,214,939.56   ETF      Sole         Partial
   53119   428236103   HEWLETT PACKARD CO COM           hpq      $ 42.10   $  2,236,309.90   Common   Sole         Partial
   36505   413875105   HARRIS CORP DEL                  hrs      $ 45.30   $  1,653,676.50   Common   Sole         Partial
   36168   464287440   INTERNATIONAL BUSINESS MACHS C   ibm      $146.76   $  5,308,015.68   Common   Sole         Partial
     150   464287440   ISHARES BARCLAYS 7-10YEAR TREA   ief      $ 93.82   $     14,073.00   ETF      Sole         Partial
    4850   464287705   ISHARES TR BARCLAYS 3-7 YR TRE   iei      $114.65   $    556,052.50   ETF      Sole         Partial
     377   464287606   ISHARES TR S&P MIDCAP400/ VALU   ijj      $ 79.46   $     29,956.42   ETF      Sole         Partial
     703   464287804   ISHARES TR S&P MIDCAP400/GROWT   ijk      $100.72   $     70,806.16   ETF      Sole         Partial
  141659   464287879   ISHARES TR S&P SMALLCAP 600 IN   ijr      $ 68.47   $  9,699,391.73   ETF      Sole         Partial
     283   464287887   ISHARES TR S&P SMALLCAP600/ VA   ijs      $ 71.89   $     20,344.87   ETF      Sole         Partial
     486   464287408   ISHARES TR S&P SMALLCAP600/ GR   ijt      $ 72.59   $     35,278.74   ETF      Sole         Partial
    3462   464287408   ISHARES TR S&P 500/ VALUEINDEX   ive      $ 59.59   $    206,300.58   ETF      Sole         Partial
    4469   464287655   ISHARES TR S&P 500/ GROWTHINDE   ivw      $ 65.65   $    293,389.85   ETF      Sole         Partial
   40560   464287721   ISHARES TR DOW JONES USTECHNOL   iyw      $ 64.38   $  2,611,252.80   ETF      Sole         Partial
    8525   464287713   ISHARES TR DOW JONES US TELECO   iyz      $ 23.37   $    199,229.25   ETF      Sole         Partial
   27886   478160104   JOHNSON & JOHNSON COM            jnj      $ 61.85   $  1,724,749.10   Common   Sole         Partial
   86595   46625H100   JP MORGAN CHASE & CO COM ISIN#   jpm      $ 42.42   $  3,673,359.90   Common   Sole         Partial
     970   464287242   ISHARES TR IBOXX USD INVT GRAD   lqd      $108.44   $    105,186.80   ETF      Sole         Partial
  120215   78467y107   SPDR S&P MIDCAP 400 ETF TR UNI   mdy      $164.68   $ 19,797,006.20   ETF      Sole         Partial
    5477   921910816   Vanguard Mega Cap 300 Gr Index   mgk      $ 47.31   $    259,116.87   ETF      Sole         Partial
    3545   921910840   Vanguard Mega Cap 300 Value In   mgv      $ 38.72   $    137,262.40   ETF      Sole         Partial
   23295   626717102   MURPHY OIL CORP                  MUR      $ 74.55   $  1,736,642.25   Common   Sole         Partial
  171337   68389X105   ORACLE CORP COM                  orcl     $ 31.30   $  5,362,848.10   Common   Sole         Partial
   33577   713448108   PEPSICO INC                      pep      $ 65.33   $  2,193,585.41   Common   Sole         Partial
    2395   464287457   ISHARES TR BARCLAYS 1-3 YR TRE   shy      $ 83.98   $    201,132.10   ETF      Sole         Partial
   63141   78462F103   SPDR S&P 500 ETF TR TR UNIT      spy      $125.75   $  7,939,980.75   ETF      Sole         Partial
   38605   464287176   ST JUDE MEDICAL INC              stj      $ 42.75   $  1,650,363.75   Common   Sole         Partial

     122   898349105   ISHARES TR BARCLAYS TIPS BD FD   tip      $107.52   $     13,117.44   ETF      Sole         Partial
   18996   882508104   TRUSTCO BK CORP NY               trst     $  6.34   $    120,434.64   Common   Sole         Partial
  115720   907818108   TEXAS INSTRUMENTS INC            txn      $ 32.50   $  3,760,900.00   Common   Sole         Partial
   26825   907818108   UNION PACIFIC CORP               unp      $ 92.66   $  2,485,604.50   Common   Sole         Partial
   56540   913017109   UNITED TECHNOLOGIES CORP COM     utx      $ 78.72   $  4,450,828.80   ETF      Sole         Partial
     362   922908595   Vanguard Small Cap Growth ETF    vbk      $ 78.04   $     28,250.48   ETF      Sole         Partial
     236   922908611   Vanguard Small Cap Value ETF     vbr      $ 66.86   $     15,778.96   ETF      Sole         Partial
  259059   921943858   VANGUARD TAX MANAGED INTL FD E   vea      $ 36.15   $  9,364,982.85   ETF      Sole         Partial
     542   922908512   Vanguard Mid-Cap Value ETF       voe      $ 53.01   $     28,731.42   ETF      Sole         Partial
     914   922908538   Vanguard Mid-Cap Growth ETF      vot      $ 62.30   $     56,942.20   ETF      Sole         Partial
    1625   922908769   VANGUARD INDEX FDS VANGUARDTOT   vti      $ 64.93   $    105,511.25   ETF      Sole         Partial
   61168   922042858   VANGUARD INTL EQUITY INDEX FDS   vwo      $ 48.15   $  2,945,239.20   ETF      Sole         Partial
   42509   92343V104   VERIZON COMMUNICATIONS           vz       $ 35.78   $  1,520,972.02   Common   Sole         Partial
   63385   81369Y100   SELECT SECTOR SPDR FD MATERIAL   xlb      $ 38.41   $  2,434,617.85   ETF      Sole         Partial
   24015   81369y506   SECTOR SPDR TR SHS BENINT ENER   xle      $ 68.25   $  1,639,023.75   ETF      Sole         Partial
   60690   81369y605   SECTOR SPDR TR SHS BENINT FINA   xlf      $ 15.95   $    968,005.50   ETF      Sole         Partial
   42630   81369y704   SECTOR SPDR TR SHS BENINT INDU   xli      $ 34.87   $  1,486,508.10   ETF      Sole         Partial
   23430   81369y308   SECTOR SPDR TR SHS BENINT CONS   xlp      $ 29.31   $    686,733.30   ETF      Sole         Partial
   56561   81369Y886   SECTOR SPDR TR SHS BEN INT UTI   xlu      $ 31.34   $  1,772,621.74   ETF      Sole         Partial
   22065   81369y209   SELECT SECTOR SPDR TRHEALTH CA   xlv      $ 31.50   $    695,047.50   ETF      Sole         Partial
   39060   81369y407   SELECT SECTOR SPDR TRCONSUMER    xly      $ 37.41   $  1,461,234.60   ETF      Sole         Partial
   28248   30231G102   EXXON MOBIL CORP COM             xom      $ 73.12   $  2,065,493.76   Common   Sole         Partial
                                                                           $165,044,490.56